UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-03735

The New Economy Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2011

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The New Economy Fund®

[photo of a red flower among a field of lavender plants]

Semi-annual report for the six months ended May 31, 2011

The New Economy Fund seeks long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2011 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 5.75% maximum sales charge	24.48%	4.04%	3.39%

The total annual fund operating expense ratio was 0.86% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 22 to 25 for details.

Results for other share classes can be found on page 28.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Global diversification can help reduce these risks. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

[photo of a red flower among a field of lavender plants]

Equity markets around the world remained volatile during the first half of The New Economy Fund’s fiscal year. Unrest in the Middle East, fears of slowing growth in China and other developing countries, rising commodity prices, and worries over potential bailouts in Europe all restrained investor confidence.

For the six months ended May 31, 2011, The New Economy Fund returned 13.5%. This compares with the 13.3% return of the Global Service and Information Index, an unmanaged index that tracks companies in the services and information sectors around the world (its results do not include expenses).

A mild economic recovery continued across the globe, and equity markets responded through the six months with steady gains, albeit with much volatility. After the end of the fiscal first half, investor concerns about the macroeconomic environment seemed to escalate, and volatility increased. The U.S. economy’s recovery continued to move forward, although at a slower pace.

[Begin Sidebar]
Results at a glance
(for periods ended May 31, 2011, with all distributions reinvested)

			Average annual total returns
					Lifetime
	Total returns				(since
	6 months	1 year	5 years	10 years	12/1/83)

The New Economy Fund
(Class A shares)	13.5%	28.8%	5.6%	4.0%	11.0%

Lipper Growth Funds Index1	14.0	26.2	2.9	1.8	8.8

Global Service and
Information Index2,3	13.3	23.8	1.3	2.1	N/A

Standard & Poor’s 500
Composite Index3	15.0	26.0	3.3	2.6	10.6

1 The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

2 The index is compiled by Capital Research and Management Company, the investment adviser to the fund.
3 This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.
[End Sidebar]

Portfolio review

The fund overall includes a mix of large-, mid- and small-capitalization companies, and during the period it benefited from strong results from many smaller companies, as is often typical in this stage of the economic cycle. The fund’s largest sector, information technology, made up 23% of net assets; it had mostly positive results in the period. The largest holding, computer maker Apple, rose 11.8% during the fiscal period; eighth-largest holding, QUALCOMM, developer of digital wireless communications technologies, rose 25.4%, and 10th-largest holding NetEase.com, operator of a Chinese online community, gained 20.8%. Other information technology companies in the fund included EMC (+32.5%), Avago Technologies (+29.4%) and software maker Oracle (+26.6%). Some did not fare as well: Internet search company Google dropped 4.8% and technology conglomerate Microsoft was down 0.8%.

Many of the health care company stocks in the fund were particularly strong during the period. The fund’s second-largest holding, biotechnology company Biogen Idec, was up 48.1%, and seventh-largest Alere, manufacturer of medical diagnostic products, rose 25.4%. Other medical-related companies did well, including NuVasive (+44.7%), St. Jude Medical (+31.0%), Hologic (+31.1%) and McKesson (+34.0%).

Where the fund’s assets are invested	(percent of net assets)

	As of 5/31/2011	As of 11/30/2010

United States	59.6%	58.9%

Europe
Euro zone*	6.9	6.0
United Kingdom	4.3	4.5
Other Europe	2.2	3.7
	13.4	14.2

Asia & Pacific Basin
China	5.3	4.0
Hong Kong	4.4	3.5
Malaysia	1.6	1.4
South Korea	1.6	1.1
India	1.3	1.9
Japan	1.1	0.6
Other Asia & Pacific Basin	2.6	2.4
	17.9	14.9

Other (including Latin America)
Brazil	1.4	2.5
Mexico	1.0	1.4
Other countries	0.2	0.3
	2.6	4.2

Short-term securities & other assets less liabilities	6.5	7.8

Total	100.0%	100.0%

*Countries using the common currency, the euro, are Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

Financial companies remained a large portion of the fund at 15.6% of net assets. Some financial companies outside the United States, several of which recently had suffered greater declines than their U.S. counterparts, saw rebounds during the period, including France-based Société Générale (+28.6%). A few financial holdings inside the U.S. — such as Zions Bancorporation (+22.5%) and JPMorgan Chase (+15.7%) — fared well, although others, including Bank of America (+7.3%) and Bank of New York Mellon (+4.2%), did not help the fund’s results in this period.

About 59.6% of the fund’s net assets were invested in U.S. equities, up from 58.9% when the period began. The percentage of the fund invested in Europe was 13.4% at the end of the period, down from 14.2% at the start of the fiscal year. Investments in Asia and the Pacific Basin, which represented 14.9% at the start of the period, made up 17.9% of the fund’s net assets on May 31, 2011, indicating the increasing potential for opportunity in those regions.

Looking ahead

Recently, markets around the world have been volatile due to concerns about the potential fallout of sovereign debt problems in European Union countries, weak U.S. economic and employment data, and the threat of inflation. Expectations for global growth were tamped down. However, interest rates remain low around the world and there is liquidity and credit available, and consumers are working to rebuild their savings and reduce their debt as their incomes rise.

Despite the current challenges, we remain focused on individual companies and issuers with strong prospects for growth over time. The New Economy Fund has always placed great emphasis on long-term investing — we believe that companies with strong balance sheets, great management and innovative products will thrive in the years ahead. We are optimistic about finding solid companies that fit these criteria.

We believe that, over time, the fund’s diversified approach to investing can continue to provide opportunities for investors. We thank you for your ongoing support and for your commitment to long-term investing.

Sincerely,

/s/ Timothy D. Armour

Timothy D. Armour
Vice Chairman of the Board

/s/ Claudia P. Huntington

Claudia P. Huntington
President

July 13, 2011

For current information about the fund, visit americanfunds.com.

Summary investment portfolio  May 31, 2011
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification	(percent of net assets)
Information technology	23.00%
Financials	15.63
Consumer discretionary	14.97
Health care	13.23
Industrials	10.43
Other industries	14.82
Other securities	1.42
Short-term securities & other assets less liabilities	6.50
[end pie chart]

Country diversification	(percent of net assets)
United States	59.6%
Euro zone*	6.9
China	5.3
Hong Kong	4.4
United Kingdom	4.3
Malaysia	1.6
South Korea	1.6
Brazil	1.4
India	1.3
Japan	1.1
Mexico	1.0
Singapore	0.8
Sweden	0.8
Other countries	3.4
Short-term securities & other assets less liabilities	6.5

*Countries using the euro as a common currency; those represented in the fund's portfolio are Finland, France, Germany, Greece, Ireland, the Netherlands and Spain.

			Percent
		Value	of net
Common stocks - 92.08%	Shares	(000)	assets

Information technology - 23.00%
Apple Inc. (1)	553,400	$192,489	2.35%
QUALCOMM Inc.	2,060,000	120,695	1.47
NetEase.com, Inc. (ADR) (1)	2,558,000	118,001	1.44
Oracle Corp.	3,415,000	116,861	1.42
eBay Inc. (1)	2,900,000	90,393	1.10
Corning Inc.	4,055,000	81,708	1.00
NHN Corp. (1) (2)	420,000	74,836	.91
Avago Technologies Ltd.	2,097,400	70,871	.86
Google Inc., Class A (1)	128,100	67,767	.83
Microsoft Corp.	2,690,000	67,277	.82
Accenture PLC, Class A	1,090,000	62,555	.76
First Solar, Inc. (1)	500,000	62,125	.76
Baidu, Inc., Class A (ADR) (1)	425,000	57,677	.70
EMC Corp. (1)	1,950,000	55,517	.68
Yahoo! Inc. (1)	3,025,000	50,064	.61
Other securities		598,572	7.29
		1,887,408	23.00

Financials - 15.63%
HDFC Bank Ltd. (2)	1,675,000	89,249	1.09
Industrial and Commercial Bank of China Ltd., Class H (1) (2)	104,500,000	87,687	1.07
Société Générale (2)	1,279,953	76,279	.93
AIA Group Ltd. (1) (2)	19,153,200	67,658	.82
JPMorgan Chase & Co.	1,525,000	65,941	.80
Zions Bancorporation	2,140,000	50,996	.62
Banco Bradesco SA, preferred nominative	2,570,050	50,530	.62
Other securities		794,333	9.68
		1,282,673	15.63

Consumer discretionary - 14.97%
Galaxy Entertainment Group Ltd. (1) (2)	67,770,000	152,513	1.86
DIRECTV, Class A (1)	2,400,000	120,624	1.47
Comcast Corp., Class A	2,315,000	58,431
Comcast Corp., Class A, special nonvoting shares	1,100,000	25,905	1.03
Virgin Media Inc.	2,353,000	76,755	.94
Walt Disney Co.	1,600,000	66,608	.81
Kabel Deutschland Holding AG, non-registered shares (1) (2)	800,000	54,647	.67
Other securities		672,325	8.19
		1,227,808	14.97

Health care - 13.23%
Biogen Idec Inc. (1)	1,797,400	170,268	2.07
Alere Inc. (1)	3,043,500	121,740	1.48
Stryker Corp.	1,037,000	64,709	.79
NuVasive, Inc. (1)	1,820,286	61,508	.75
Fresenius SE (2)	565,000	59,490	.73
St. Jude Medical, Inc.	1,120,000	56,750	.69
Thermo Fisher Scientific Inc. (1)	823,000	53,865	.66
Medco Health Solutions, Inc. (1)	899,800	53,862	.66
Hologic, Inc. (1)	2,419,550	52,020	.63
McKesson Corp.	600,000	51,366	.63
Other securities		340,093	4.14
		1,085,671	13.23

Industrials - 10.43%
Ryanair Holdings PLC (ADR)	5,404,700	158,898	1.93
AirAsia Bhd. (1) (2)	135,334,000	134,010	1.63
Union Pacific Corp.	1,076,527	113,003	1.38
MSC Industrial Direct Co., Inc., Class A	880,000	61,169	.75
Other securities		388,994	4.74
		856,074	10.43

Telecommunication services - 5.10%
América Móvil, SAB de CV, Series L (ADR)	1,615,600	85,142	1.04
Crown Castle International Corp. (1)	1,800,000	74,538	.91
Millicom International Cellular SA (SDR) (1) (2)	578,269	67,004	.81
Other securities		191,765	2.34
		418,449	5.10

Energy - 2.88%
Schlumberger Ltd.	1,727,400	148,073	1.80
Other securities		88,200	1.08
		236,273	2.88

Other - 2.15%
Other securities		176,579	2.15

Miscellaneous - 4.69%
Other common stocks in initial period of acquisition		384,716	4.69

Total common stocks (cost: $5,801,959,000)		7,555,651	92.08

			Percent
		Value	of net
Preferred stocks - 0.05%		(000)	assets

Miscellaneous - 0.05%
Other preferred stocks in initial period of acquisition		4,229	.05

Total preferred stocks (cost: $4,000,000)		4,229	.05

			Percent
		Value	of net
Convertible securities - 1.37%		(000)	assets

Consumer discretionary - 0.93%
Groupon Inc., Series G, convertible preferred (1) (2) (3)	1,187,085	75,973	.93

Other - 0.44%
Other securities		36,186	.44

Total convertible securities (cost: $69,042,000)		112,159	1.37

	Principal		Percent
	amount	Value	of net
Short-term securities - 6.14%	(000)	(000)	assets

Freddie Mac 0.12%-0.24% due 6/23-11/15/2011	$132,900	132,859	1.62
Fannie Mae 0.09%-0.18% due 6/20/2011-1/3/2012	114,700	114,647	1.40
Jupiter Securitization Co., LLC 0.13%-0.16% due 6/15-7/28/2011 (4)	104,700	104,682	1.27
Other securities		151,973	1.85

Total short-term securities (cost: $504,100,000)		504,161	6.14

Total investment securities (cost: $6,379,101,000)		8,176,200	99.64
Other assets less liabilities		29,599	.36

Net assets		$8,205,799	100.00%

As permitted by SEC regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is included in "Other securities" under the respective industry sector in the summary investment portfolio . Further details on such holdings and related transactions during the six months ended May 31, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 5/31/2011 (000)
Exponent, Inc. (1)	762,515	-	-	762,515	$-	$32,697

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $2,277,161,000, which represented 27.75% of the net assets of the fund. This amount includes $2,180,373,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Acquired in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 12/17/2010 at a cost of $37,500,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in "Other securities," was $82,564,000, which represented 1.01% of the net assets of the fund.

(4) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $203,672,000, which represented 2.48% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
SDR = Swedish Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at May 31, 2011	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $6,358,558)	$8,143,503
Affiliated issuer (cost: $20,543)	32,697	$8,176,200
Cash denominated in currencies other than U.S. dollars
(cost: $504)		504
Cash		83
Receivables for:
Sales of investments	44,796
Sales of fund's shares	5,844
Dividends and interest	15,852	66,492
		8,243,279
Liabilities:
Payables for:
Purchases of investments	19,247
Repurchases of fund's shares	8,207
Investment advisory services	2,804
Services provided by related parties	5,258
Trustees' deferred compensation	1,643
Non-U.S. taxes	222
Other	99	37,480
Net assets at May 31, 2011		$8,205,799

Net assets consist of:
Capital paid in on shares of beneficial interest		$6,640,485
Undistributed net investment income		10,634
Accumulated net realized loss		(242,582)
Net unrealized appreciation		1,797,262
Net assets at May 31, 2011		$8,205,799

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (301,370 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$6,400,084	234,311	$27.31
Class B	87,914	3,359	26.17
Class C	214,526	8,283	25.90
Class F-1	183,521	6,715	27.33
Class F-2	78,512	2,873	27.33
Class 529-A	169,257	6,231	27.17
Class 529-B	13,015	495	26.30
Class 529-C	55,223	2,103	26.26
Class 529-E	9,040	336	26.91
Class 529-F-1	10,693	394	27.14
Class R-1	24,214	916	26.43
Class R-2	132,305	4,984	26.55
Class R-3	170,647	6,336	26.93
Class R-4	147,288	5,422	27.16
Class R-5	153,789	5,611	27.41
Class R-6	355,771	13,001	27.37

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended May 31, 2011	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $2,426)	$46,228
Interest	1,207	$47,435

Fees and expenses*:
Investment advisory services	16,119
Distribution services	10,599
Transfer agent services	5,019
Administrative services	1,409
Reports to shareholders	316
Registration statement and prospectus	205
Trustees' compensation	421
Auditing and legal	39
Custodian	406
State and local taxes	92
Other	300	34,925
Net investment income		12,510

Net realized gain and unrealized appreciation
on investments and currency:
Net realized gain on:
Investments (net of non-U.S. taxes of $531)	286,823
Currency transactions	591	287,414
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $222)	683,155
Currency translations	340	683,495
Net realized gain and unrealized appreciation
on investments and currency		970,909
Net increase in net assets resulting
from operations		$983,419

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)
	Six months	Year ended
	ended May 31,	November 30,
	2011*	2010
Operations:
Net investment income	$12,510	$52,844
Net realized gain on investments and currency transactions	287,413	333,839
Net unrealized appreciation on investments and currency translations	683,495	358,210
Net increase in net assets resulting from operations	983,418	744,893

Dividends paid to shareholders from net investment income	(49,997)	(35,024)

Net capital share transactions	(5,243)	(531,799)

Total increase in net assets	928,178	178,070

Net assets:
Beginning of period	7,277,621	7,099,551
End of period (including undistributed
net investment income: $10,634 and $48,121, respectively)	$8,205,799	$7,277,621

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                   unaudited

1.	Organization

The New Economy Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet demands of an evolving global economy. In 2009, shareholders approved a proposal to reorganize the fund from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2011; however, the fund reserves the right to delay the implementation.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$1,666,052	$221,356	(1)	$-	$1,887,408
Financials	576,713	705,960	(1)	-	$1,282,673
Consumer discretionary	856,749	364,468	(1)	6,591	$1,227,808
Health care	1,000,530	85,141	(1)	-	$1,085,671
Industrials	533,483	322,591	(1)	-	$856,074
Telecommunication services	228,716	189,733	(1)	-	$418,449
Energy	205,189	31,084	(1)	-	$236,273
Materials	46,233	36,680	(1)	-	$82,913
Utilities	-	60,674	(1)	-	$60,674
Consumer staples	32,992	-		-	$32,992
Miscellaneous	207,806	176,910	(1)	-	$384,716
Preferred stocks	4,229	-		-	$4,229
Convertible securities	7,063	29,123		75,973	$112,159
Short-term securities	-	504,161		-	$504,161
Total	$5,365,755	$2,727,881		$82,564	$8,176,200

(1) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $2,180,373,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended May 31, 2011 (dollars in thousands):

	Beginning value at 12/1/2010	Purchases	Net realized loss(2)	Unrealized appreciation(2)	Transfers out of Level 3(3)	Ending value at 5/31/2011
Investment securities	$6,733	$37,500	$(87)	$38,681	$(263)	$82,564

Net unrealized appreciation during the period on Level 3 investment securities held at May 31, 2011 (dollars in thousands) (3):						$38,594

(2) Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.
(3) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund. The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in developing countries.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies and/or markets. Because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006, by state tax authorities for tax years before 2005 and by tax authorities outside the U.S. for tax years before 2004.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; deferred expenses; net capital losses; and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2010, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$49,783
Post-October currency loss deferrals (realized during the period November 1, 2010, through November 30, 2010)*	(236)
Capital loss carryforward expiring 2017†	(508,680)
Post-October capital loss deferrals (realized during the period November 1, 2010, through November 30, 2010)*	(21,320)

*These deferrals are considered incurred in the subsequent year.
† The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after November 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of May 31, 2011, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

Gross unrealized appreciation on investment securities	2,005,224
Gross unrealized depreciation on investment securities	(208,157)
Net unrealized appreciation on investment securities	1,797,067
Cost of investment securities	6,379,133

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended May 31, 2011	Year ended November 30, 2010
Class A	$41,005	$29,212
Class B	-	-
Class C	29	65
Class F-1	1,167	1,162
Class F-2	627	470
Class 529-A	997	584
Class 529-B	-	-
Class 529-C	15	-
Class 529-E	36	18
Class 529-F-1	63	44
Class R-1	24	22
Class R-2	-	-
Class R-3	718	456
Class R-4	993	516
Class R-5	1,337	1,336
Class R-6	2,986	1,139
Total	$49,997	$35,024

6. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.580% on the first $500 million of daily net assets and decreasing to 0.345% on such assets in excess of $27 billion. For the six months ended May 31, 2011, the investment advisory services fee was $16,119,000, which was equivalent to an annualized rate of 0.406% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of May 31, 2011, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended May 31, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$7,206	$4,945	Not applicable	Not applicable	Not applicable
Class B	457	74	Not applicable	Not applicable	Not applicable
Class C	1,036	Included in administrative services	$156	$32	Not applicable
Class F-1	231		132	10	Not applicable
Class F-2	Not applicable		54	2	Not applicable
Class 529-A	152		91	18	$78
Class 529-B	66		8	3	7
Class 529-C	254		30	9	25
Class 529-E	21		5	1	4
Class 529-F-1	-		5	1	4
Class R-1	118		16	4	Not applicable
Class R-2	474		94	177	Not applicable
Class R-3	412		119	62	Not applicable
Class R-4	172		101	5	Not applicable
Class R-5	Not applicable		72	2	Not applicable
Class R-6	Not applicable		81	1	Not applicable
Total	$10,599	$5,019	$964	$327	$118

Trustees’ deferred compensation –Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $421,000, shown on the accompanying financial statements, includes $239,000 in current fees (either paid in cash or deferred) and a net increase of $182,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended May 31, 2011
Class A	$405,805	15,525	$39,334	1,560	$(538,562)	(20,575)	$(93,423)	(3,490)
Class B	5,789	231	-	-	(19,470)	(774)	(13,681)	(543)
Class C	28,570	1,150	28	1	(26,742)	(1,074)	1,856	77
Class F-1	46,258	1,771	1,107	44	(52,052)	(1,976)	(4,687)	(161)
Class F-2	13,001	497	489	20	(6,617)	(254)	6,873	263
Class 529-A	23,107	890	996	40	(8,019)	(308)	16,084	622
Class 529-B	533	21	-	-	(2,002)	(79)	(1,469)	(58)
Class 529-C	8,920	356	15	1	(3,594)	(144)	5,341	213
Class 529-E	1,289	50	36	1	(449)	(17)	876	34
Class 529-F-1	3,438	131	63	3	(835)	(32)	2,666	102
Class R-1	3,223	127	24	1	(3,672)	(145)	(425)	(17)
Class R-2	21,464	843	-	-	(21,901)	(861)	(437)	(18)
Class R-3	34,260	1,332	718	29	(33,234)	(1,290)	1,744	71
Class R-4	40,763	1,588	993	39	(20,965)	(802)	20,791	825
Class R-5	18,646	710	1,336	53	(16,557)	(632)	3,425	131
Class R-6	57,147	2,193	2,986	118	(10,910)	(412)	49,223	1,899
Total net increase
(decrease)	$712,213	27,415	$48,125	1,910	$(765,581)	(29,375)	$(5,243)	(50)

Year ended November 30, 2010
Class A	$520,542	22,886	$27,842	1,229	$(1,088,426)	(48,430)	$(540,042)	(24,315)
Class B	6,537	299	-	-	(42,670)	(1,972)	(36,133)	(1,673)
Class C	39,367	1,820	62	3	(50,578)	(2,374)	(11,149)	(551)
Class F-1	70,124	3,093	963	42	(106,202)	(4,789)	(35,115)	(1,654)
Class F-2	29,736	1,321	373	17	(26,252)	(1,174)	3,857	164
Class 529-A	24,867	1,101	584	26	(12,687)	(565)	12,764	562
Class 529-B	852	39	-	-	(3,450)	(158)	(2,598)	(119)
Class 529-C	9,008	411	-	-	(5,388)	(248)	3,620	163
Class 529-E	1,409	62	18	1	(807)	(36)	620	27
Class 529-F-1	1,752	78	44	2	(1,464)	(66)	332	14
Class R-1	9,410	428	22	1	(5,362)	(248)	4,070	181
Class R-2	35,717	1,619	-	-	(37,073)	(1,690)	(1,356)	(71)
Class R-3	62,042	2,775	456	20	(53,517)	(2,411)	8,981	384
Class R-4	47,601	2,102	516	23	(32,598)	(1,437)	15,519	688
Class R-5	34,077	1,508	1,334	59	(78,946)	(3,586)	(43,535)	(2,019)
Class R-6	124,878	5,665	1,139	50	(37,651)	(1,663)	88,366	4,052
Total net increase
(decrease)	$1,017,919	45,207	$33,353	1,473	$(1,583,071)	(70,847)	$(531,799)	(24,167)

* Includes exchanges between share classes of the fund.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,559,476,000 and $1,564,662,000, respectively, during the six months ended May 31, 2011.

Financial highlights(1)
			Income (loss) from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income (loss) to average net assets(4)

Class A:	Six months ended 5/31/2011(5)	$24.22	$.05	$3.21	$3.26	$(.17)	$-	$(.17)	$27.31	13.48%	$6,400	.84	%⁽⁶⁾	.84	%⁽⁶⁾	.35	%⁽⁶⁾
	Year ended 11/30/2010	21.87	.18	2.28	2.46	(.11)	-	(.11)	24.22	11.34	5,760	.86		.86		.78
	Year ended 11/30/2009	15.22	.12	6.76	6.88	(.23)	-	(.23)	21.87	45.88	5,733	.95		.94		.67
	Year ended 11/30/2008	30.09	.29	(12.57)	(12.28)	(.23)	(2.36)	(2.59)	15.22	(44.67)	4,237	.83		.79		1.24
	Year ended 11/30/2007	26.41	.25	3.62	3.87	(.19)	-	(.19)	30.09	14.75	8,394	.80		.76		.87
	Year ended 11/30/2006	22.98	.20	3.38	3.58	(.15)	-	(.15)	26.41	15.65	7,654	.82		.78		.83

Class B:	Six months ended 5/31/2011(5)	23.14	(.05)	3.08	3.03	-	-	-	26.17	13.09	88	1.61⁽⁶⁾		1.61⁽⁶⁾		(.44	)⁽⁶⁾
	Year ended 11/30/2010	20.95	- (7)	2.19	2.19	-	-	-	23.14	10.45	90	1.64		1.64		-	(8)
	Year ended 11/30/2009	14.50	(.02)	6.50	6.48	(.03)	-	(.03)	20.95	44.73	117	1.72		1.71		(.09)
	Year ended 11/30/2008	28.80	.10	(12.00)	(11.90)	(.04)	(2.36)	(2.40)	14.50	(45.08)	100	1.60		1.56		.47
	Year ended 11/30/2007	25.30	.03	3.48	3.51	(.01)	-	(.01)	28.80	13.89	234	1.56		1.52		.11
	Year ended 11/30/2006	22.05	.01	3.24	3.25	-	-	-	25.30	14.74	207	1.59		1.55		.06

Class C:	Six months ended 5/31/2011(5)	22.90	(.05)	3.05	3.00	- (7)	`	- (7)	25.90	13.07	215	1.63⁽⁶⁾		1.63⁽⁶⁾		(.44	)⁽⁶⁾
	Year ended 11/30/2010	20.75	- (7)	2.16	2.16	(.01)	-	(.01)	22.90	10.45	188	1.64		1.64		.01
	Year ended 11/30/2009	14.39	(.02)	6.44	6.42	(.06)	-	(.06)	20.75	44.81	182	1.69		1.68		(.09)
	Year ended 11/30/2008	28.63	.10	(11.91)	(11.81)	(.07)	(2.36)	(2.43)	14.39	(45.09)	113	1.62		1.58		.46
	Year ended 11/30/2007	25.18	.02	3.46	3.48	(.03)	-	(.03)	28.63	13.84	215	1.61		1.57		.06
	Year ended 11/30/2006	21.96	- (7)	3.23	3.23	(.01)	-	(.01)	25.18	14.70	136	1.64		1.60		.01

Class F-1:	Six months ended 5/31/2011(5)	24.23	.04	3.23	3.27	(.17)	-	(.17)	27.33	13.50	184	.85⁽⁶⁾		.85⁽⁶⁾		.34⁽⁶⁾
	Year ended 11/30/2010	21.90	.18	2.28	2.46	(.13)	-	(.13)	24.23	11.32	167	.86		.86		.77
	Year ended 11/30/2009	15.11	.12	6.77	6.89	(.10)	-	(.10)	21.90	45.93	187	.91		.91		.66
	Year ended 11/30/2008	29.91	.28	(12.48)	(12.20)	(.24)	(2.36)	(2.60)	15.11	(44.68)	188	.85		.81		1.22
	Year ended 11/30/2007	26.28	.25	3.60	3.85	(.22)	-	(.22)	29.91	14.76	515	.80		.76		.88
	Year ended 11/30/2006	22.88	.19	3.37	3.56	(.16)	-	(.16)	26.28	15.63	248	.83		.79		.81

Class F-2:	Six months ended 5/31/2011(5)	24.27	.08	3.22	3.30	(.24)	-	(.24)	27.33	13.64	78	.60⁽⁶⁾		.60⁽⁶⁾		.61⁽⁶⁾
	Year ended 11/30/2010	21.93	.24	2.29	2.53	(.19)	-	(.19)	24.27	11.63	63	.59		.59		1.06
	Year ended 11/30/2009	15.24	.14	6.81	6.95	(.26)	-	(.26)	21.93	46.33	54	.62		.61		.69
	Period from 8/1/2008 to 11/30/2008	22.62	.07	(7.45)	(7.38)	-	-	-	15.24	(32.63)	2	.21		.19		.37

Class 529-A:	Six months ended 5/31/2011(5)	24.10	.04	3.21	3.25	(.18)	-	(.18)	27.17	13.53	169	.89⁽⁶⁾		.89⁽⁶⁾		.32⁽⁶⁾
	Year ended 11/30/2010	21.77	.17	2.27	2.44	(.11)	-	(.11)	24.10	11.27	135	.91		.91		.75
	Year ended 11/30/2009	15.16	.12	6.72	6.84	(.23)	-	(.23)	21.77	45.84	110	.97		.97		.64
	Year ended 11/30/2008	29.98	.28	(12.52)	(12.24)	(.22)	(2.36)	(2.58)	15.16	(44.68)	69	.87		.83		1.22
	Year ended 11/30/2007	26.34	.23	3.61	3.84	(.20)	-	(.20)	29.98	14.66	109	.86		.82		.81
	Year ended 11/30/2006	22.93	.19	3.37	3.56	(.15)	-	(.15)	26.34	15.61	75	.85		.81		.80

Class 529-B:	Six months ended 5/31/2011(5)	23.27	(.07)	3.10	3.03	-	-	-	26.30	13.02	13	1.71⁽⁶⁾		1.71⁽⁶⁾		(.52	)⁽⁶⁾
	Year ended 11/30/2010	21.09	(.02)	2.20	2.18	-	-	-	23.27	10.34	13	1.74		1.74		(.10)
	Year ended 11/30/2009	14.63	(.03)	6.54	6.51	(.05)	-	(.05)	21.09	44.65	14	1.80		1.80		(.18)
	Year ended 11/30/2008	29.05	.08	(12.12)	(12.04)	(.02)	(2.36)	(2.38)	14.63	(45.14)	10	1.71		1.66		.38
	Year ended 11/30/2007	25.54	(.01)	3.52	3.51	- (7)	-	- (7)	29.05	13.75	17	1.69		1.65		(.02)
	Year ended 11/30/2006	22.28	(.02)	3.28	3.26	-	-	-	25.54	14.63	13	1.72		1.68		(.07)

Class 529-C:	Six months ended 5/31/2011(5)	23.24	(.06)	3.09	3.03	(.01)	-	(.01)	26.26	13.03	55	1.70⁽⁶⁾		1.70⁽⁶⁾		(.50	)⁽⁶⁾
	Year ended 11/30/2010	21.06	(.01)	2.19	2.18	-	-	-	23.24	10.35	44	1.72		1.72		(.07)
	Year ended 11/30/2009	14.62	(.03)	6.53	6.50	(.06)	-	(.06)	21.06	44.71	36	1.79		1.79		(.18)
	Year ended 11/30/2008	29.04	.09	(12.10)	(12.01)	(.05)	(2.36)	(2.41)	14.62	(45.15)	23	1.70		1.66		.39
	Year ended 11/30/2007	25.55	- (7)	3.51	3.51	(.02)	-	(.02)	29.04	13.77	36	1.68		1.64		(.02)
	Year ended 11/30/2006	22.30	(.01)	3.26	3.25	-	-	-	25.55	14.57	24	1.71		1.67		(.06)

Class 529-E:	Six months ended 5/31/2011(5)	$23.85	$- (7)	$3.18	$3.18	$(.12)	$-	$(.12)	$26.91	13.30%	$9	1.19	%⁽⁶⁾	1.19	%⁽⁶⁾	.01	%⁽⁶⁾
	Year ended 11/30/2010	21.57	.10	2.24	2.34	(.06)	-	(.06)	23.85	10.93	7	1.21		1.21		.44
	Year ended 11/30/2009	15.01	.06	6.67	6.73	(.17)	-	(.17)	21.57	45.45	6	1.28		1.27		.34
	Year ended 11/30/2008	29.71	.20	(12.39)	(12.19)	(.15)	(2.36)	(2.51)	15.01	(44.86)	4	1.19		1.15		.90
	Year ended 11/30/2007	26.11	.14	3.58	3.72	(.12)	-	(.12)	29.71	14.32	6	1.17		1.13		.50
	Year ended 11/30/2006	22.75	.11	3.34	3.45	(.09)	-	(.09)	26.11	15.22	4	1.18		1.14		.47

Class 529-F-1:	Six months ended 5/31/2011(5)	24.09	.07	3.19	3.26	(.21)	-	(.21)	27.14	13.57	11	.69⁽⁶⁾		.69⁽⁶⁾		.55⁽⁶⁾
	Year ended 11/30/2010	21.77	.21	2.27	2.48	(.16)	-	(.16)	24.09	11.47	7	.71		.71		.94
	Year ended 11/30/2009	15.17	.15	6.73	6.88	(.28)	-	(.28)	21.77	46.18	6	.78		.77		.79
	Year ended 11/30/2008	30.00	.32	(12.52)	(12.20)	(.27)	(2.36)	(2.63)	15.17	(44.58)	3	.69		.65		1.41
	Year ended 11/30/2007	26.34	.28	3.62	3.90	(.24)	-	(.24)	30.00	14.92	3	.67		.63		.99
	Year ended 11/30/2006	22.92	.23	3.36	3.59	(.17)	-	(.17)	26.34	15.77	2	.68		.64		.97

Class R-1:	Six months ended 5/31/2011(5)	23.39	(.05)	3.12	3.07	(.03)	-	(.03)	26.43	13.12	24	1.61⁽⁶⁾		1.61⁽⁶⁾		(.42	)⁽⁶⁾
	Year ended 11/30/2010	21.20	.01	2.21	2.22	(.03)	-	(.03)	23.39	10.46	22	1.62		1.62		.03
	Year ended 11/30/2009	14.71	(.01)	6.57	6.56	(.07)	-	(.07)	21.20	44.78	16	1.68		1.68		(.08)
	Year ended 11/30/2008	29.22	.11	(12.18)	(12.07)	(.08)	(2.36)	(2.44)	14.71	(45.08)	10	1.61		1.57		.50
	Year ended 11/30/2007	25.74	.01	3.54	3.55	(.07)	-	(.07)	29.22	13.84	15	1.61		1.57		.04
	Year ended 11/30/2006	22.47	- (7)	3.30	3.30	(.03)	-	(.03)	25.74	14.72	8	1.64		1.58		.01

Class R-2:	Six months ended 5/31/2011(5)	23.47	(.05)	3.13	3.08	-	-	-	26.55	13.12	132	1.62⁽⁶⁾		1.62⁽⁶⁾		(.42	)⁽⁶⁾
	Year ended 11/30/2010	21.26	- (7)	2.21	2.21	-	-	-	23.47	10.40	118	1.67		1.67		(.01)
	Year ended 11/30/2009	14.76	(.03)	6.59	6.56	(.06)	-	(.06)	21.26	44.58	108	1.81		1.80		(.19)
	Year ended 11/30/2008	29.30	.08	(12.22)	(12.14)	(.04)	(2.36)	(2.40)	14.76	(45.13)	68	1.72		1.68		.37
	Year ended 11/30/2007	25.77	.02	3.54	3.56	(.03)	-	(.03)	29.30	13.83	113	1.67		1.56		.07
	Year ended 11/30/2006	22.47	.01	3.30	3.31	(.01)	-	(.01)	25.77	14.74	85	1.81		1.58		.04

Class R-3:	Six months ended 5/31/2011(5)	23.87	- (7)	3.17	3.17	(.11)	-	(.11)	26.93	13.33	171	1.16⁽⁶⁾		1.16⁽⁶⁾		.03⁽⁶⁾
	Year ended 11/30/2010	21.58	.11	2.25	2.36	(.07)	-	(.07)	23.87	10.98	150	1.18		1.18		.47
	Year ended 11/30/2009	15.01	.07	6.67	6.74	(.17)	-	(.17)	21.58	45.39	127	1.25		1.24		.36
	Year ended 11/30/2008	29.72	.21	(12.40)	(12.19)	(.16)	(2.36)	(2.52)	15.01	(44.83)	78	1.17		1.13		.93
	Year ended 11/30/2007	26.11	.14	3.59	3.73	(.12)	-	(.12)	29.72	14.34	123	1.17		1.13		.50
	Year ended 11/30/2006	22.75	.10	3.34	3.44	(.08)	-	(.08)	26.11	15.18	76	1.22		1.18		.44

Class R-4:	Six months ended 5/31/2011(5)	24.11	.05	3.19	3.24	(.19)	-	(.19)	27.16	13.52	147	.85⁽⁶⁾		.85⁽⁶⁾		.36⁽⁶⁾
	Year ended 11/30/2010	21.79	.18	2.27	2.45	(.13)	-	(.13)	24.11	11.28	111	.86		.86		.79
	Year ended 11/30/2009	15.17	.13	6.73	6.86	(.24)	-	(.24)	21.79	45.97	85	.90		.90		.71
	Year ended 11/30/2008	30.01	.28	(12.52)	(12.24)	(.24)	(2.36)	(2.60)	15.17	(44.67)	49	.84		.80		1.25
	Year ended 11/30/2007	26.34	.24	3.62	3.86	(.19)	-	(.19)	30.01	14.74	73	.83		.79		.83
	Year ended 11/30/2006	22.94	.19	3.37	3.56	(.16)	-	(.16)	26.34	15.61	40	.86		.82		.79

Class R-5:	Six months ended 5/31/2011(5)	24.34	.09	3.22	3.31	(.24)	-	(.24)	27.41	13.70	154	.55⁽⁶⁾		.55⁽⁶⁾		.66⁽⁶⁾
	Year ended 11/30/2010	21.97	.24	2.31	2.55	(.18)	-	(.18)	24.34	11.65	133	.56		.56		1.08
	Year ended 11/30/2009	15.31	.17	6.80	6.97	(.31)	-	(.31)	21.97	46.45	165	.59		.59		.99
	Year ended 11/30/2008	30.24	.36	(12.63)	(12.27)	(.30)	(2.36)	(2.66)	15.31	(44.50)	157	.53		.49		1.58
	Year ended 11/30/2007	26.54	.32	3.64	3.96	(.26)	-	(.26)	30.24	15.06	181	.54		.50		1.12
	Year ended 11/30/2006	23.10	.27	3.38	3.65	(.21)	-	(.21)	26.54	15.94	109	.55		.51		1.10

Class R-6:	Six months ended 5/31/2011(5)	24.31	.09	3.23	3.32	(.26)	-	(.26)	27.37	13.76	356	.50⁽⁶⁾		.50⁽⁶⁾		.72⁽⁶⁾
	Year ended 11/30/2010	21.92	.27	2.28	2.55	(.16)	-	(.16)	24.31	11.68	270	.51		.51		1.17
	Period from 5/1/2009 to 11/30/2009	17.22	.13	4.57	4.70	-	-	-	21.92	27.29	154	.54	(6)	.54	(6)	1.06	(6)

	Six months ended May 31,	Year ended November 30
	2011(5)	2010	2009	2008	2007	2006

Portfolio turnover rate for all share classes	21%	47%	51%	52%	40%	41%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.
(7)Amount less than $.01.
(8)Amount less than .01%.

See Notes to Financial Statements

Expense example
          unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2010, through May 31, 2011).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 12/1/2010	Ending account value 5/31/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,134.84	$4.47	.84%
Class A -- assumed 5% return	1,000.00	1,020.74	4.23	.84
Class B -- actual return	1,000.00	1,130.94	8.55	1.61
Class B -- assumed 5% return	1,000.00	1,016.90	8.10	1.61
Class C -- actual return	1,000.00	1,130.66	8.66	1.63
Class C -- assumed 5% return	1,000.00	1,016.80	8.20	1.63
Class F-1 -- actual return	1,000.00	1,134.96	4.52	.85
Class F-1 -- assumed 5% return	1,000.00	1,020.69	4.28	.85
Class F-2 -- actual return	1,000.00	1,136.38	3.20	.60
Class F-2 -- assumed 5% return	1,000.00	1,021.94	3.02	.60
Class 529-A -- actual return	1,000.00	1,135.27	4.74	.89
Class 529-A -- assumed 5% return	1,000.00	1,020.49	4.48	.89
Class 529-B -- actual return	1,000.00	1,130.22	9.08	1.71
Class 529-B -- assumed 5% return	1,000.00	1,016.40	8.60	1.71
Class 529-C -- actual return	1,000.00	1,130.31	9.03	1.70
Class 529-C -- assumed 5% return	1,000.00	1,016.45	8.55	1.70
Class 529-E -- actual return	1,000.00	1,133.05	6.33	1.19
Class 529-E -- assumed 5% return	1,000.00	1,019.00	5.99	1.19
Class 529-F-1 -- actual return	1,000.00	1,135.70	3.67	.69
Class 529-F-1 -- assumed 5% return	1,000.00	1,021.49	3.48	.69
Class R-1 -- actual return	1,000.00	1,131.15	8.55	1.61
Class R-1 -- assumed 5% return	1,000.00	1,016.90	8.10	1.61
Class R-2 -- actual return	1,000.00	1,131.24	8.61	1.62
Class R-2 -- assumed 5% return	1,000.00	1,016.85	8.15	1.62
Class R-3 -- actual return	1,000.00	1,133.35	6.17	1.16
Class R-3 -- assumed 5% return	1,000.00	1,019.15	5.84	1.16
Class R-4 -- actual return	1,000.00	1,135.21	4.52	.85
Class R-4 -- assumed 5% return	1,000.00	1,020.69	4.28	.85
Class R-5 -- actual return	1,000.00	1,137.05	2.93	.55
Class R-5 -- assumed 5% return	1,000.00	1,022.19	2.77	.55
Class R-6 -- actual return	1,000.00	1,137.55	2.66	.50
Class R-6 -- assumed 5% return	1,000.00	1,022.44	2.52	.50

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2011 (the most recent calendar quarter-end):

			10 years1/
	1 year	5 years	Life of class
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	26.10%	4.15%	3.36%
Not reflecting CDSC	31.10	4.48	3.36

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	30.08	4.47	3.18
Not reflecting CDSC	31.08	4.47	3.18

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	32.13	5.29	3.98

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	32.38	—	7.48

Class 529-A shares4 — first sold 2/15/02
Reflecting 5.75% maximum sales charge	24.43	4.01	5.75
Not reflecting maximum sales charge	32.05	5.25	6.43

Class 529-B shares2,4 — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	25.91	4.03	5.90
Not reflecting CDSC	30.91	4.37	5.90

Class 529-C shares4 — first sold 2/21/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	29.95	4.38	5.93
Not reflecting CDSC	30.95	4.38	5.93

Class 529-E shares3,4 — first sold 3/15/02	31.67	4.93	5.42

Class 529-F-1 shares3,4 — first sold 10/11/02
Not reflecting annual asset-based fee charged
by sponsoring firm	32.33	5.45	11.19

1Applicable to Classes B, C and F-1 shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 22 to 25 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete May 31, 2011, portfolio of The New Economy Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The New Economy Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The New Economy Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 27 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
>The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-914-0711P

Litho in USA BBC/RRD/6276-S28728

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The New Economy Fund®
Investment portfolio

May 31, 2011
 unaudited

Common stocks — 92.08%	Shares	Value (000)

INFORMATION TECHNOLOGY — 23.00%
Apple Inc.1	553,400	$192,489
QUALCOMM Inc.	2,060,000	120,695
NetEase.com, Inc. (ADR)1	2,558,000	118,001
Oracle Corp.	3,415,000	116,861
eBay Inc.1	2,900,000	90,393
Corning Inc.	4,055,000	81,708
NHN Corp.1,2	420,000	74,836
Avago Technologies Ltd.	2,097,400	70,871
Google Inc., Class A1	128,100	67,767
Microsoft Corp.	2,690,000	67,277
Accenture PLC, Class A	1,090,000	62,555
First Solar, Inc.1	500,000	62,125
Baidu, Inc., Class A (ADR)1	425,000	57,677
EMC Corp.1	1,950,000	55,517
Yahoo! Inc.1	3,025,000	50,064
Rovi Corp.1	852,000	49,382
Digital River, Inc.1	1,323,100	43,067
AAC Acoustic Technologies Holdings Inc.2	15,096,000	38,994
Autodesk, Inc.1	900,000	38,682
Mail.ru Group Ltd. (GDR)1,2	1,000,000	34,595
Gemalto NV2	700,000	34,381
Intel Corp.	1,500,000	33,765
Cisco Systems, Inc.	1,935,000	32,508
Avid Technology, Inc.1	1,800,000	31,446
Trimble Navigation Ltd.1	700,000	30,583
Monster Worldwide, Inc.1	1,800,000	27,756
FLIR Systems, Inc.	751,762	27,176
Texas Instruments Inc.	750,000	26,475
Quanta Computer Inc.2	11,545,000	26,285
Electronic Arts1	1,000,000	24,410
Automatic Data Processing, Inc.	265,000	14,604
DTS, Inc.1	275,000	12,672
Applied Materials, Inc.	915,000	12,609
Wistron Corp.2	5,503,813	10,392
Maxim Integrated Products, Inc.	350,000	9,538
Linear Technology Corp.	216,000	7,471
Flextronics International Ltd.1	981,534	7,106
KLA-Tencor Corp.	153,000	6,594
Quantum Corp.1	1,885,000	5,787
Xilinx, Inc.	124,300	4,435
Avnet, Inc.1	100,000	3,620
AOL Inc.1	115,000	2,366
Nokia Corp.2	200,000	1,397
Rohm Co., Ltd.2	8,300	476
		1,887,408

FINANCIALS — 15.63%
HDFC Bank Ltd.2	1,675,000	89,249
Industrial and Commercial Bank of China Ltd., Class H1,2	104,500,000	87,687
Société Générale2	1,279,953	76,279
AIA Group Ltd.1,2	19,153,200	67,658
JPMorgan Chase & Co.	1,525,000	65,941
Zions Bancorporation	2,140,000	50,996
Banco Bradesco SA, preferred nominative	2,570,050	50,530
Aberdeen Asset Management PLC2	12,370,000	47,725
Deutsche Bank AG2	787,500	46,933
State Street Corp.	880,100	40,282
Wells Fargo & Co.	1,362,300	38,649
Bank of China Ltd., Class H1,2	66,770,000	37,033
Marsh & McLennan Companies, Inc.	1,200,000	36,804
Citigroup Inc.	851,500	35,039
China Construction Bank Corp., Class H2	36,289,050	34,357
Banco Santander, SA2	2,800,000	33,382
China Life Insurance Co. Ltd., Class H2	9,330,000	32,693
Old Republic International Corp.	2,500,000	31,075
Discover Financial Services	1,200,000	28,608
AFLAC Inc.	577,800	27,613
Chongqing Rural Commercial Bank Co., Ltd., Class H1,2	37,400,000	26,829
CapitaMalls Asia Ltd.2	20,000,000	25,954
Capitol Federal Financial, Inc.	2,100,000	25,095
Itaú Unibanco Holding SA, preferred nominative (ADR)	1,056,292	24,115
Fifth Third Bancorp	1,800,000	23,508
Longfor Properties Co. Ltd.2	13,800,000	21,934
Genworth Financial, Inc., Class A1	1,786,369	19,847
Banco Santander (Brasil) SA, units (ADR)	859,085	9,759
Banco Santander (Brasil) SA, units	859,085	9,719
First American Financial Corp.	1,170,900	18,828
Bank of America Corp.	1,600,000	18,800
Türkiye Garanti Bankasi AS2	3,747,000	16,748
United Overseas Bank Ltd.2	990,000	15,600
Prudential PLC2	1,017,823	12,379
Synovus Financial Corp.	5,138,200	12,229
Shinhan Financial Group Co., Ltd.2	250,000	11,273
Bank of New York Mellon Corp.	330,000	9,276
Credit Suisse Group AG1,2	187,860	8,085
Hana Financial Holdings2	225,000	8,059
Woori Finance Holdings Co., Ltd.2	474,050	6,103
		1,282,673

CONSUMER DISCRETIONARY — 14.97%
Galaxy Entertainment Group Ltd.1,2	67,770,000	152,513
DIRECTV, Class A1	2,400,000	120,624
Comcast Corp., Class A	2,315,000	58,431
Comcast Corp., Class A, special nonvoting shares	1,100,000	25,905
Virgin Media Inc.	2,353,000	76,755
Walt Disney Co.	1,600,000	66,608
Kabel Deutschland Holding AG, non-registered shares1,2	800,000	54,647
Amazon.com, Inc.1	250,000	49,173
Li & Fung Ltd.2	22,000,000	48,904
John Wiley & Sons, Inc., Class A	900,000	47,700
Daily Mail and General Trust PLC, Class A, nonvoting2	6,170,000	46,099
Tractor Supply Co.	700,000	44,212
News Corp., Class A	2,302,815	42,234
Las Vegas Sands Corp.1	985,000	40,917
CTC Media, Inc.	2,000,000	40,340
Time Warner Inc.	1,000,000	36,430
Kohl’s Corp.	680,000	36,203
Staples, Inc.	2,100,000	35,322
Time Warner Cable Inc.	450,214	34,766
Best Buy Co., Inc.	900,000	28,584
Garmin Ltd.1	750,000	25,560
SJM Holdings Ltd.2	9,342,000	22,804
Intercontinental Hotels Group PLC2	1,050,000	22,462
Home Depot, Inc.	541,000	19,627
Jumbo SA2	2,234,000	17,039
YUM! Brands, Inc.	286,000	15,822
NIKE, Inc., Class B	136,600	11,536
Multi Screen Media Private Ltd.1,2,3	79,866	6,591
		1,227,808

HEALTH CARE — 13.23%
Biogen Idec Inc.1	1,797,400	170,268
Alere Inc.1	3,043,500	121,740
Stryker Corp.	1,037,000	64,709
NuVasive, Inc.1	1,820,286	61,508
Fresenius SE2	565,000	59,490
St. Jude Medical, Inc.	1,120,000	56,750
Thermo Fisher Scientific Inc.1	823,000	53,865
Medco Health Solutions, Inc.1	899,800	53,862
Hologic, Inc.1	2,419,550	52,020
McKesson Corp.	600,000	51,366
Life Technologies Corp.1	779,700	40,521
Forest Laboratories, Inc.1	1,000,000	36,020
Allergan, Inc.	400,000	33,092
Edwards Lifesciences Corp.1	336,600	29,867
Medtronic, Inc.	700,000	28,490
Alexion Pharmaceuticals, Inc.1	600,000	28,452
Richter Gedeon Nyrt2	130,000	25,651
Amgen Inc.1	380,000	23,005
Amil Participações SA, ordinary nominative	1,825,000	22,857
Teva Pharmaceutical Industries Ltd. (ADR)	392,000	19,953
Hill-Rom Holdings, Inc.	306,000	13,966
ZOLL Medical Corp.1	198,000	12,040
Volcano Corp.1	314,520	9,885
Myriad Genetics, Inc.1	290,100	7,371
Illumina, Inc.1	71,200	5,132
ArthroCare Corp.1	103,500	3,545
Array BioPharma Inc.1	92,202	246
		1,085,671

INDUSTRIALS — 10.43%
Ryanair Holdings PLC (ADR)	5,404,700	158,898
AirAsia Bhd.1,2	135,334,000	134,010
Union Pacific Corp.	1,076,527	113,003
MSC Industrial Direct Co., Inc., Class A	880,000	61,169
Capita Group PLC2	3,993,000	48,420
United Parcel Service, Inc., Class B	550,000	40,419
CSX Corp.	500,900	39,721
easyJet PLC1,2	5,672,226	33,921
Exponent, Inc.1,4	762,515	32,697
PT AKR Corporindo Tbk2	129,312,680	27,882
Downer EDI Ltd.2	6,250,000	26,059
Samsung Engineering Co., Ltd.2	85,120	19,535
Robert Half International Inc.	700,000	19,299
United Continental Holdings, Inc.1	787,500	19,018
AMR Corp.1	3,000,000	18,810
Tiger Airways Holdings Ltd.1,2	15,070,000	17,232
SGS SA2	7,808	15,532
Watsco, Inc.	170,000	11,380
Beacon Roofing Supply, Inc.1	300,000	6,573
US Airways Group, Inc.1	705,000	6,415
United Stationers Inc.	82,160	6,081
		856,074

TELECOMMUNICATION SERVICES — 5.10%
América Móvil, SAB de CV, Series L (ADR)	1,615,600	85,142
Crown Castle International Corp.1	1,800,000	74,538
Millicom International Cellular SA (SDR)1,2	578,269	67,004
SOFTBANK CORP.2	1,035,000	40,243
Vodafone Group PLC2	11,560,000	32,184
MetroPCS Communications, Inc.1	1,553,832	27,814
PT XL Axiata Tbk2	36,365,240	26,203
tw telecom inc.1	1,130,000	24,521
Avanti Communications Group PLC1,2	3,488,372	24,099
Telephone and Data Systems, Inc.	300,000	9,810
United States Cellular Corp.1	139,500	6,891
		418,449

ENERGY — 2.88%
Schlumberger Ltd.	1,727,400	148,073
FMC Technologies, Inc.1	700,000	31,241
AMEC PLC2	1,630,000	31,084
Baker Hughes Inc.	350,000	25,875
		236,273

MATERIALS — 1.01%
Nitto Denko Corp.2	700,000	36,680
Monsanto Co.	449,950	31,964
Ecolab Inc.	260,000	14,269
		82,913

UTILITIES — 0.74%
Scottish and Southern Energy PLC2	1,705,000	38,770
GDF SUEZ2	594,477	21,904
		60,674

CONSUMER STAPLES — 0.40%
Costco Wholesale Corp.	400,000	32,992

MISCELLANEOUS — 4.69%
Other common stocks in initial period of acquisition		384,716

Total common stocks (cost: $5,801,959,000)		7,555,651

Preferred stocks — 0.05%

MISCELLANEOUS — 0.05%
Other preferred stocks in initial period of acquisition		4,229

Total preferred stocks (cost: $4,000,000)		4,229

	Shares or	Value
Convertible securities — 1.37%	principal amount	(000)

CONSUMER DISCRETIONARY — 0.93%
Groupon Inc., Series G, convertible preferred1,2,3	1,187,085	$75,973

INDUSTRIALS — 0.25%
AMR Corp. 6.25% convertible notes 2014	$15,000,000	15,525
US Airways Group, Inc. 7.25% convertible notes 2014	$2,500,000	5,438
		20,963

TELECOMMUNICATION SERVICES — 0.10%
tw telecom inc. 2.375% convertible debentures 2026	$6,400,000	8,160

FINANCIALS — 0.09%
Synovus Financial Corp. 8.25% convertible preferred 2013, units	316,000	7,063

Total convertible securities (cost: $69,042,000)		112,159

	Principal amount
Short-term securities — 6.14%	(000)

Freddie Mac 0.12%–0.24% due 6/23–11/15/2011	$132,900	132,859
Fannie Mae 0.09%–0.18% due 6/20/2011–1/3/2012	114,700	114,647
Jupiter Securitization Co., LLC 0.13%–0.16% due 6/15–7/28/20115	104,700	104,682
Procter & Gamble Co. 0.19% due 6/9/20115	38,300	38,298
NetJets Inc. 0.15% due 7/13/20115	35,700	35,692
Federal Home Loan Bank 0.038%–0.331% due 6/17–12/5/2011	28,000	27,983
Hewlett-Packard Co. 0.09% due 6/2/20115	25,000	25,000
U.S. Treasury Bill 0.07% due 7/21/2011	25,000	25,000

Total short-term securities (cost: $504,100,000)		504,161

Total investment securities (cost: $6,379,101,000)		8,176,200
Other assets less liabilities		29,599

Net assets		$8,205,799

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,277,161,000, which represented 27.75% of the net assets of the fund. This amount includes $2,180,373,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets
Groupon Inc., Series G, convertible preferred	12/17/2010	$37,500	$75,973	.93%
Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	31,574	6,591	.08
Total restricted securities		$69,074	$82,564	1.01%

4Represents an affiliated company as defined under the Investment Company Act of 1940.

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $203,672,000, which represented 2.48% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-914-0711O-S29471

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: July 29, 2011

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: July 29, 2011